Capital Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Capital Leases
16.	CAPITAL LEASES

Certain property, computer and network equipment and optical fibers were acquired through capital leases entered into by the Company.

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2015	120,919	19,489
2016	93,107	15,006
2017	117,797	18,985
2018	81,498	13,135
2019 and thereafter	782,823	126,168

Total minimum lease payments	1,196,144	192,783
Less: amount representing interest	(612,526)	(98,721)

Present value of remaining minimum lease payments	583,618	94,062

Capital leases had weighted average interest rates of 11.88% and 11.41% for the years ended December 31, 2013 and 2014, respectively.